Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2017